Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Loans held-for-sale, fair value	$ 3,071	$ 2,541	$ 1,196
Loans held-for-investment, fair value	88	111	211
Liabilities and Stockholders' Equity
Long-term debt, fair value		0	84
Other liabilities, fair value	$ 84	$ 84	$ 82
Stockholders' Equity
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation value per share (in usd per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	266,657	266,657	266,657
Preferred stock, shares outstanding (in shares)	266,657	266,657	266,657
Common stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	70,000,000	70,000,000	70,000,000
Common stock, shares issued (in shares)	56,575,779	56,483,258	56,332,307
Common stock, shares outstanding (in shares)	56,575,779	56,483,258	56,332,307